SEGMENT DISCLOSURES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Revenue	$ 0	$ 5,000	$ 116,000
Property and equipment	22,000	28,000	25,000
United States [Member]
Statement [Line Items]
Revenue	0	3,000	91,000
Property and equipment	12,000	19,000	25,000
Europe [Member]
Statement [Line Items]
Revenue	0	2,000	24,000
Property and equipment		0	0
Canada [Member]
Statement [Line Items]
Revenue	0	0	1,000
Property and equipment	$ 10,000	$ 9,000	$ 0